Guarantees and purchase obligations - Additional Information (Detail) ₺ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 TRY (₺)	Dec. 31, 2023 TRY (₺)	Nov. 30, 2022 USD ($)
Disclosure of guarantees and purchase obligations [line items]
Purchase commitments		₺ 4,282,294	₺ 7,305,345
Purchase commitments settlement term	4 years
Guarantees		20,511,888	₺ 25,830,970
BeST
Disclosure of guarantees and purchase obligations [line items]
Investment commitment	$ 100,000	3,522,330		$ 100,000
Remaining investment commitment	$ 76,997	₺ 2,712,095